Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Paycheck protection program note was forgiven by the SBA in the amount	$ 1,602,936	$ 1,602,936